Organization	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
PartnerRe Ltd. provides reinsurance on a worldwide basis through its principal wholly-owned subsidiaries, including Partner Reinsurance Company Ltd. (PartnerRe Bermuda), Partner Reinsurance Europe SE (PartnerRe Europe), Partner Reinsurance Company of the U.S. (PartnerRe U.S.) and Partner Reinsurance Asia Pte. Ltd. (PartnerRe Asia). Non-life risks reinsured include agriculture, aviation/space, casualty, catastrophe, energy, engineering, financial risks, marine, motor, multiline, property and U.S. health. Life and health risks include mortality, morbidity and longevity. Reinsurance of alternative risk products include weather and credit protection to financial, industrial and service companies on a worldwide basis.
PartnerRe Ltd. and it subsidiaries are collectively referred to hereinafter as PartnerRe, the Company or the Group.
The Company was incorporated in August 1993 under the laws of Bermuda. The Company commenced operations in November 1993 upon completion of the sale of common shares and warrants pursuant to subscription agreements and an initial public offering.
The Company completed the acquisition of Societe Anonyme Francaise de Reassurances (SAFR, subsequently renamed PartnerRe SA and reinsurance business transferred into PartnerRe Europe) in 1997, the acquisition of Winterthur Re in 1998, the acquisition of PARIS RE Holdings Limited (Paris Re) in 2009, the acquisition of Presidio Reinsurance Group, Inc. (Presidio) in 2012 and the acquisition of Aurigen Capital Limited (Aurigen) in April 2017.
On March 18, 2016, the Company's publicly held common shares were acquired by Exor N.V. (subsequently renamed to EXOR Nederland N.V), whose ultimate parent is EXOR N.V. (Exor), one of Europe’s leading investment companies controlled by the Agnelli family, which is listed on the Milan Stock Exchange. As a result of the acquisition, PartnerRe's publicly issued common shares were cancelled and are no longer publicly traded. The Company’s preferred shares continue to be traded on the New York Stock Exchange (NYSE).
At December 31, 2020 and 2019, the Company's 100 million common shares (Class A shares) issued to EXOR Nederland N.V. are included in Shareholders' Equity in the Consolidated Balance Sheets (see Note 10). At December 31, 2020 and 2019, the Company also had 274,664 and 281,768, respectively, of Class B common shares (Class B shares) issued to certain executives and directors of the Company which are recognized in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets (see Note 13). The percentage of total common shares owned by EXOR Nederland N.V. at December 31, 2020 and 2019 was approximately 99.7%.